Trade Receivables, Net - Schedule of Based on the Invoice Date and Net of Loss Allowance (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Based on the Invoice Date and Net of Loss Allowance [Line Items]
Total	¥ 83,143	$ 11,390	¥ 145,893
Within 45 days [Member]
Schedule of Based on the Invoice Date and Net of Loss Allowance [Line Items]
Total	54,484	7,464	145,893
Trade Receivables 45 to 120 days [Member]
Schedule of Based on the Invoice Date and Net of Loss Allowance [Line Items]
Total	¥ 28,659	$ 3,926